ALLOWANCE FOR CREDIT LOSSES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Interest Receivable	$ 54,107	$ 53,200
Financing Receivable, Allowance for Credit Loss, Excluding Accrued Interest	186,487	156,791	$ 141,433	$ 132,977
Reserves for unfunded commitments	20,200	16,900
Provision for Other Credit Losses	$ 1,142	$ (1,552)	$ 33